Financial instruments - Foreign currency and interest rate risk (Details) - GBP (£) £ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	£ 20,102	£ 28,062
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	20,102	28,062
Pounds Sterling | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	5,535	8,969
US Dollar | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	£ 14,567	£ 19,093